Share repurchased (Details Narrative) - Common Stock [Member]	6 Months Ended
Jun. 30, 2026 $ / shares shares
Stock Repurchased During Period, Shares | shares	162,047
Sale of Stock, Price Per Share | $ / shares	$ 0.72273